Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000255005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000255005 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000255004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000255004 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000255003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000255003 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000255007 [Member] | iShares U S Aerospace And Defense ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255007 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255007 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255007 [Member] | ChampionX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255007 [Member] | ANSYS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255007 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255007 [Member] | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255007 [Member] | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255007 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255007 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255007 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255007 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255007 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255007 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000255007 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000255007 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000255007 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255006 [Member] | iShares U S Aerospace And Defense ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255006 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255006 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255006 [Member] | ChampionX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255006 [Member] | ANSYS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255006 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255006 [Member] | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255006 [Member] | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255006 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255006 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255006 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255006 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255006 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255006 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255006 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255006 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255006 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255006 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255006 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000255006 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000255006 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255006 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000255006 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%